Stock-Based Compensation	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Sep. 30, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
8.   Stock-Based Compensation
2011 Equity Incentive Plan
The Company’s 2011 Equity Compensation Plan (the “2011 Plan”) provides for the Company to sell or issue restricted common stock, restricted stock units (“RSUs”), performance-based awards, cash-based awards or to grant stock options for the purchase of common stock. The 2011 Plan is administered by the board of directors or, at the discretion of the board of directors, by a committee of the board. The number of shares of common stock reserved for issuance under the 2011 Plan is 1,159,420, which may be granted to officers, employees, consultants and directors of the Company. As of March 31, 2016, performance-based stock units (“PSUs”) representing 247,887 shares of the Company’s common stock were outstanding under the 2011 Plan. In light of the December 2015 adoption of the 2015 Equity Incentive Plan, no future awards under the 2011 Plan will be granted.
2015 Equity Incentive Plan
In December 2015, the Company adopted the 2015 Equity Incentive Plan (the “2015 Plan”). The 2015 Plan provides for the grant of stock options, stock appreciation rights, restricted stock awards, restricted stock unit awards, performance stock awards and other forms of equity compensation to employees, directors and consultants. The maximum number of shares of common stock that may be issued under the 2015 Plan is 1,246,377 shares. As of March 31, 2016, RSUs representing 1,066,039 shares of the Company’s common stock were outstanding under the 2015 Plan and 180,338 shares remained available for grant under the 2015 Plan.
The Company recorded stock-based compensation (income) expense in the following expense categories of its statements of operations for the three and six months ended March 31, 2016 and 2015:
	Three months ended March 31,		Six months ended March 31,
	2016	2015	2016	2015
Research and development	$(3,281,214)	$3,650,718	$(1,924,806)	$3,734,993
General and administrative	(1,165,275)	3,379,388	(31,649)	3,440,787
	$(4,446,489)	$7,030,106	$(1,956,455)	$7,175,780

	Three months ended March 31,		Six months ended March 31,
	2016	2015	2016	2015
Equity-classified compensation	$(4,446,489)	$2,231	$(4,348,317)	$4,462
Liability-classified compensation	—	7,027,875	2,391,862	7,171,318
	$(4,446,489)	$7,030,106	$(1,956,455)	$7,175,780

Performance-based stock units
The Company has issued PSUs, which generally have a ten year life from the date of grant and vest 50% after the third anniversary from issuance and the remaining 50% on the fourth anniversary. The PSUs are exercisable upon the earlier of (i) a change in control, (ii) consummation of an initial public offering, or (iii) a corporate valuation in excess of  $400 million and at the discretion by the Company’s board of directors. Upon exercise, the PSU holder receives common stock or cash, at the Company’s discretion. See note 4 for discussion of fair value of the PSUs.
The following table summarizes the PSU activity for the six months ended March 31, 2016:
	Number of PSUs	Base Price Per PSU
Balance at October 1, 2015	687,013	$3.45
Forfeitures	(4,346)	3.45
Exchanged for restricted stock units	(434,780)	3.45
Balance at March 31, 2016	247,887	$6.33

In December 2015, the Company completed a tender-offer to holders of outstanding PSUs to amend the terms of such outstanding awards to increase the base price to an amount equal to the fair market value of a share of the Company’s common stock on the date of grant of the PSU, remove the right to be paid dividend equivalents and provide for settlement in shares of the Company’s common stock or cash, at the Company’s discretion. Upon amending the settlement terms of the PSUs, the Company reclassified the stock-based compensation liability to additional paid-in capital. The PSUs continue to be re-measured at each reporting period until the earlier of  (i) an IPO, (ii) change in control, or (iii) action taken by the Board of directors to confirm the vesting criteria has been achieved.
Concurrent with the tender-offer, several PSU holders cancelled an aggregate of 434,780 PSUs in exchange for 391,303 restricted stock units (“RSUs”). The Company accounted for the exchange as a modification, and, as a result, recognized $98,172 of additional stock-based compensation during the six months ended March 31, 2016 based on the fair value of the RSUs in excess of the fair value of the PSUs exchanged.
As of March 31, 2016, there was $300,000 of unamortized expense that will be recognized in future periods.
Restricted stock units
The following table summarizes the activity related to RSUs granted during the six months ended March 31, 2016:
	Number of RSUs	Grant Date Fair Value
Balance at October 1, 2015	—	$—
Granted	674,890	29.05
Forfeitures	(154)	29.05
Issued in connection with PSU exchange	391,303	29.05
Balance at March 31, 2016	1,066,039	$29.05

As of March 31, 2016, there were 387,868 RSUs that will vest upon the expiration of the 180-day lock-up period following the Company’s IPO or a change in control. The remaining 678,171 RSUs will vest upon the expiration of the 180-day lock-up period following the Company’s IPO or change in control and over the following time-based vesting periods:
■     525,999 RSUs with 50% vesting on each of the first and second anniversaries of the recipient’s grant date

■     21,738 RSUs with one-third vesting on each of the first, second, and third anniversaries of the recipient’s hire date

■     130,434 RSUs with 50% vesting on each of the third and fourth anniversaries of the recipient’s hire date

The expiration of the lock-up period following an IPO or a change in control are performance conditions that are outside the Company’s control. Therefore, the Company did not recognize any stock-based compensation until the consummation of the IPO in May 2016. As of March 31, 2016, there was $21,100,000 of unamortized expense.

11.   Stock-Based Compensation
The Company’s 2011 Equity Compensation Plan (the “2011 Plan”) provides for the Company to sell or issue restricted common stock, restricted stock units, performance-based awards, cash-based awards or to grant stock options for the purchase of common stock. The 2011 Plan is administered by the board of directors or, at the discretion of the board of directors, by a committee of the board. The number of shares of common stock reserved for issuance under the 2011 Plan is 1,159,420, which may be granted to officers, employees, consultants and directors of the Company.
As required by the 2011 Plan, the exercise price for stock options granted is not to be less than the fair value of common shares as determined by the Company as of the date of grant. The term of stock options may not be greater than ten years. Generally, stock options granted under the 2011 Plan vest 50% on the third anniversary from the grant date and 50% on the fourth anniversary. In the event of change in control, any outstanding option shall become fully vested and exercisable.
For restricted stock awards granted to employees, the fair value of the award is the current fair value of the Company’s common stock on the grant date, while for non-employees, the fair value of the award is re-measured each reporting period using the then-current fair value of the Company’s common stock until performance is complete. The restricted stock awards vest 50% on the third anniversary from the grant date and 50% on the fourth anniversary. In the event of change in control, any outstanding unvested share shall become fully vested.
The Company recorded stock-based compensation expense in the following expense categories of its statements of operations for the years ended September 30, 2014 and 2015:
	September 30,
	2014	2015
Research and development	$671,745	$5,817,830
General and administrative	3,286,735	5,360,028
	$3,958,480	$11,177,858

	September 30,
	2014	2015
Equity-classified compensation	$2,764,878	$8,925
Liability-classified compensation	1,193,602	11,168,933
	$3,958,480	$11,177,858

In June 2014, the Company entered into agreements with certain employees and non-employees to exchange 31,304 stock options and 602,464 restricted stock awards for 711,430 PSUs. In addition, the Company repurchased 636,376 restricted stock awards in exchange for $1,097,750 of notes payable. Upon issuing the notes payable, the Company recognized the unamortized balance of stock-based compensation expense of  $1,730,791.
The repurchase of restricted stock in exchange for notes payable was accounted for as a settlement which effectively accelerated vesting of any unvested awards, requiring the immediate recognition of any unrecognized compensation cost. The Company recorded incremental stock-based compensation expense of  $792,601 to reflect this settlement. The exchange of restricted stock and stock options for PSUs was considered a modification with a change in classification from an equity classified award to a liability classified award due to the cash settlement feature of the PSUs. The liability related to the PSUs is re-measured at each reporting period until the PSUs are exercised or expire. Upon recording the initial stock-based compensation liability, the Company increased accumulated deficit $364,187, which represents the cumulative stock-based compensation expense recognized to date for the stock options and restricted stock exchanged into PSUs.
Performance-based stock units
The Company has issued PSUs, which generally have a ten year life from the date of grant and vest 50% after the third anniversary from issuance and the remaining 50% on the fourth anniversary. The PSUs are exercisable upon the earlier of (i) a change in control, (ii) consummation of an initial public offering, or (iii) a corporate valuation in excess of  $400 million and at the discretion by the Company’s board of directors. Upon exercise, the PSU holder receives a cash payment for the difference between the current per share fair value of the Company’s common stock and the base price of the PSU, which is $3.45 per PSU. Given the cash settlement, the PSUs are liability classified and re-measured at each reporting date with changes in fair value recorded within the Company’s consolidated statements of operations. See note 4 for discussion of fair value of the PSUs.
The following table summarizes the PSU activity for the years ended September 30, 2014 and 2015:
Balance at October 1, 2013	—
Issued in exchange for restricted shares and stock options	711,430
Additional issuances	16,864
Forfeitures	(69,796)
Balance at September 30, 2014	658,498
Grants	39,988
Forfeitures	(11,473)
Balance at September 30, 2015	687,013

Restricted stock
The following table summarizes the activity related to restricted stock grants to employees and non-employees for the years ended September 30, 2014 and 2015:
	Employees	Non Employees	Weighted Average Grant Date Fair Value
Balance at October 1, 2013	657,681	555,217	$1.04
Granted	90,869	—	5.55
Vested	(29,565)	(2,898)	0.69
Exchange for PSUs	(573,478)	(28,986)	1.38
Repurchased for stockholder notes	(115,942)	(520,435)	1.35
Balance at September 30, 2014	29,565	2,898	0.69
Vested	(29,565)	(2,898)	0.69
Balance at September 30, 2015	—	—	$—

At September 30, 2015, there was no unrecognized compensation cost related to non-vested restricted stock.
Of the 32,463 shares of restricted stock that vested during the year ended September 30, 2014, 2,831 shares were withheld by the Company for income tax withholdings. No shares were withheld by the Company for taxes on the restricted stock that vested during the year ended September 30, 2015.
Stock options
The Company has not granted stock options since December 2011 and there is no unrecognized compensation expense as of September 30, 2015.
The fair value of stock options granted was estimated using the Black-Scholes option pricing model. As a private company, the expected volatility is based on the historical volatility of a publicly traded set of peer companies. The expected term of the Company’s stock options is determined utilizing the “simplified” method. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award.
The following table summarizes stock option activity for the year ended September 30, 2014:
	Number of Options	Weighted Average Exercise Price Per Share
Balance at October 1, 2013	31,304	$3.45
Exchange for PSUs	(31,304)	3.45
Balance at September 30, 2014	—	$—